GOODWILL AND INTANGIBLE ASSETS, NET (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance	$ 6,130,095	$ 6,484,669
Effect of change in foreign exchange rate	(34,136)	(354,574)
Balance	$ 6,095,959	$ 6,130,095